Annual Fund Operating Expenses - ProShares Investment Grade-Interest Rate Hedged - None	Sep. 28, 2020
Operating Expenses:
Management Fees	0.30%
Other Expenses	none
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	0.30%